Shareholder Report, Line Graph (Details) 194325_The Kinetics Spin-off and Corporate Restructuring Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 4,889,435	$ 2,673,925	$ 3,318,756	$ 2,373,590	$ 1,658,437	$ 1,572,526	$ 1,193,662	$ 1,298,963	$ 1,120,788	$ 1,000,000	$ 3,946,553
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 3,378,640	$ 2,702,486	$ 2,139,945	$ 2,613,222	$ 2,030,390	$ 1,714,874	$ 1,304,222	$ 1,364,025	$ 1,119,599	$ 1,000,000	$ 3,982,741